Concentrations (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Concentrations
Revenues	$ 1,005,439	$ 476,482	$ 2,648,108	$ 1,179,603
Supplier Expenditures, Total | Supplier Concentration Risk | Supplier One
Concentrations
Total expense	$ 295,152		$ 679,481
Concentration risk (as a percent)	16.00%		10.10%
Revenue | Customer Concentration Risk | Customer One
Concentrations
Concentration risk (as a percent)	13.00%
Revenues	$ 130,000